Operating Leases - Supplemental Cash Flow Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplemental disclosure of cash flow information
Operating cash flows from operating leases	¥ 351,218	¥ 389,696
Right-of-use assets obtained in exchange for lease liabilities: Operating leases	375,329	343,411
Right-of-use assets decreased (increased) due to operating lease modifications: Operating leases	¥ (8,613)	¥ 48,558